Pacer Trendpilot European Index ETF
Schedule of Investments
January 31, 2022 (Unaudited)
	Shares	Value
COMMON STOCKS - 96.9%
Austria - 0.8%
ANDRITZ AG	615	$32,501
Erste Group Bank AG	2,490	115,336
OMV AG	1,240	75,170
Raiffeisen Bank International AG	1,136	31,625
Telekom Austria AG	1,192	10,311
Verbund AG	574	60,487
voestalpine AG	1,002	33,118
		358,548
Belgium - 2.7%
Ackermans & van Haaren NV	202	38,806
Ageas SA/NV	1,556	74,451
Anheuser-Busch InBev SA/NV - ADR (a)	7,010	442,121
D'ieteren Group	198	34,234
Elia Group SA/NV	316	42,494
Etablissements Franz Colruyt NV	453	18,362
Galapagos NV - ADR (b)	280	18,900
Groupe Bruxelles Lambert SA	943	100,538
KBC Groep NV	2,394	206,932
Proximus SADP	1,231	25,052
Sofina SA	134	53,051
Solvay SA	612	73,224
Telenet Group Holding NV	411	15,745
UCB SA	1,060	104,819
Umicore SA	1,794	67,356
		1,316,085
Finland - 4.3%
Elisa OYJ	1,250	73,136
Fortum Oyj	3,768	101,807
Huhtamaki OYJ	821	32,089
Kesko OYJ - Class B	2,346	73,612
Kojamo Oyj	1,708	38,991
Kone Oyj - Class B	3,424	220,107
Metso Outotec Oyj	5,284	55,884
Neste Oyj	3,624	161,918
Nokia Oyj - ADR (b)	48,893	288,469
Nokian Renkaat OYJ	1,190	39,826
Nordea Bank Abp	30,616	361,220
Orion OYJ - Class B	904	36,612
Sampo OYJ - Class A	4,406	217,053
Stora Enso Oyj - Class R	5,004	100,741
UPM-Kymmene Oyj	4,644	167,735
Valmet Oyj	1,146	43,298
Wartsila OYJ Abp	4,254	51,901
		2,064,399
France - 30.7%
Accor SA (b)	1,600	58,167
Aeroports de Paris (b)	248	33,336
Air Liquide SA	3,942	670,404
ALD SA (c)	706	10,501
Alstom SA	2,542	81,818
Amundi SA (c)	496	38,254
Arkema SA	512	75,035
Atos SE	820	29,111
AXA SA	16,258	510,597
BioMerieux	372	43,485
BNP Paribas SA	9,177	649,520
Bollore SA	8,592	45,946
Bouygues SA	1,850	64,824
Bureau Veritas SA	2,414	68,586
Capgemini SE	1,314	291,477
Carrefour SA	5,435	103,312
Cie de Saint-Gobain	4,088	273,951
Cie Generale des Etablissements Michelin	1,456	241,598
Cie Plastic Omnium SA	494	11,377
CNP Assurances	1,308	32,034
Credit Agricole SA	10,665	159,115
Danone SA	5,036	312,586
Dassault Aviation SA	196	23,054
Dassault Systemes SE	5,745	273,980
Edenred	2,146	91,374
Eiffage SA	668	69,613
Electricite de France SA	4,470	42,675
Engie SA	14,428	219,697
EssilorLuxottica SA	2,496	467,783
Eurazeo SE	382	30,105
Faurecia	1,021	44,310
Getlink SE	3,968	62,187
Hermes International	258	382,165
Imerys SA	344	15,660
Ipsen SA	306	29,668
JCDecaux SA (b)	640	17,443
Kering	617	454,924
La Francaise des Jeux SAEM (c)	764	31,449
Legrand SA	2,238	225,781
L'Oreal SA	2,044	865,368
LVMH Moet Hennessy Louis Vuitton SE - ADR	10,585	1,729,589
Neoen SA (b) (c)	190	6,707
Orange SA	16,646	194,863
Orpea SA	430	18,744
Pernod Ricard SA	1,762	374,127
Publicis Groupe SA	1,952	130,920
Remy Cointreau SA	210	43,528
Renault SA (b)	1,602	62,839
Rexel SA	2,642	58,265
Rubis SCA	820	26,402
Safran SA	2,999	359,225
Sanofi - ADR (a)	18,507	962,364
Sartorius Stedim Biotech	210	91,326
Schneider Electric SE	4,494	754,082
SCOR SE	1,374	46,494
SEB SA	273	41,128
Societe Generale SA	6,742	247,565
Sodexo SA	764	70,416
SOITEC (b)	186	33,413
Suez SA (d)	3,240	72,180
Teleperformance	486	182,034
Thales SA	878	80,331
TotalEnergies SE - ADR	20,607	1,170,478
Ubisoft Entertainment SA (b)	821	46,800
Valeo	2,090	57,808
Veolia Environnement SA	5,051	181,187
Vinci SA	4,323	469,444
Vivendi SE	5,533	72,106
Wendel SA	246	26,531
Worldline SA/France (b) (c)	2,133	102,286
		14,865,452
Germany - 25.0%
1&1 AG	411	10,888
adidas AG	1,614	439,257
Allianz SE	3,489	891,143
Auto1 Group SE (b) (c)	794	13,715
BASF SE	7,748	587,724
Bayer AG	8,296	501,794
Bayerische Motoren Werke AG	2,684	280,274
Bechtle AG	738	43,710
Beiersdorf AG	868	85,891
Brenntag SE	1,353	115,005
Carl Zeiss Meditec AG	326	51,842
Commerzbank AG (b)	9,063	77,249
Continental AG (b)	944	90,081
Covestro AG (c)	1,574	93,472
CTS Eventim AG & Co. KGaA (b)	516	36,243
Daimler AG	7,118	559,207
Daimler Truck Holding AG (b)	3,624	127,759
Delivery Hero SE (b) (c)	1,628	124,223
Deutsche Bank AG (b)	17,012	234,199
Deutsche Boerse AG	1,532	270,559
Deutsche Lufthansa AG (b)	3,980	30,436
Deutsche Post AG	8,276	492,681
Deutsche Telekom AG	28,936	541,973
Deutsche Wohnen SE	280	11,356
DWS Group GmbH & Co. KGaA (c)	306	12,225
E.ON SE	18,100	248,486
Evonik Industries AG	1,670	54,014
Evotec SE (b)	1,279	51,182
Fielmann AG	210	13,306
Fraport AG Frankfurt Airport Services Worldwide (b)	316	21,251
Fresenius Medical Care AG & Co. KGaA	1,712	115,515
Fresenius SE & Co. KGaA	3,520	144,577
FUCHS PETROLUB SE	296	9,863
GEA Group AG	1,450	68,010
Hannover Rueck SE	483	96,587
HeidelbergCement AG	1,298	89,331
Hella GmbH & Co. KGaA	392	27,375
HelloFresh SE (b)	1,411	92,796
Henkel AG & Co. KGaA	888	69,783
HOCHTIEF AG	172	13,252
Infineon Technologies AG	11,019	449,799
KION Group AG	691	63,098
Knorr-Bremse AG	582	58,624
LANXESS AG	736	44,419
LEG Immobilien SE	612	80,787
Merck KGaA	1,086	236,570
METRO AG	1,148	11,625
MTU Aero Engines AG	468	98,346
Muenchener Rueckversicherungs-Gesellschaft AG	1,181	370,240
Nemetschek SE	478	43,573
ProSiebenSat.1 Media SE	1,364	21,124
Puma SE	861	91,118
Rational AG	30	24,934
Rheinmetall AG	382	39,525
RWE AG	5,244	219,806
SAP SE - ADR (a)	9,453	1,183,610
Sartorius AG	20	9,471
Scout24 SE (c)	569	33,611
Siemens AG - ADR	12,735	1,005,301
Siemens Energy AG (b)	3,699	82,115
Siemens Healthineers AG (c)	2,396	152,785
Symrise AG	1,107	131,765
Talanx AG	468	22,209
TeamViewer AG (b) (c)	1,388	20,770
Telefonica Deutschland Holding AG	5,824	16,619
ThyssenKrupp AG (b)	4,060	41,087
Traton SE	440	10,460
Uniper SE	759	34,108
United Internet AG	944	36,726
Vantage Towers AG	595	19,298
Varta AG (a)	124	13,265
Vitesco Technologies Group AG (b)	238	11,658
Volkswagen AG	257	73,394
Vonovia SE	6,640	375,818
Wacker Chemie AG	134	19,292
Zalando SE (b) (c)	1,881	147,882
		12,133,066
Greece - 0.4%
Alpha Services and Holdings SA (b)	18,048	26,967
Eurobank Ergasias SA (b)	22,180	24,968
FF Group (b) (d)	1,259	6,789
Hellenic Petroleum Holdings SA	516	3,820
Hellenic Telecommunications Organization SA	2,032	39,413
JUMBO SA	916	13,584
Motor Oil Hellas Corinth Refineries SA	494	7,892
Mytilineos SA	926	15,792
National Bank of Greece SA (b)	4,756	18,648
OPAP SA	1,774	26,268
Piraeus Financial Holdings SA (b)	4,992	8,356
Public Power Corp. SA (b)	999	9,674
Terna Energy SA	382	5,553
		207,724
Ireland - 0.7%
AIB Group PLC (b)	6,838	18,007
Glanbia PLC	1,724	23,649
Kerry Group PLC	1,346	169,361
Kingspan Group PLC	1,316	125,846
		336,863
Italy - 6.2%
A2A SpA	13,449	25,376
Amplifon SpA	1,066	44,946
Assicurazioni Generali SpA	10,514	219,465
Atlantia SpA (b)	4,292	79,150
Banca Mediolanum SpA	2,242	21,571
Buzzi Unicem SpA	859	17,762
De' Longhi SpA	557	19,023
DiaSorin SpA	202	31,067
Enel SpA	67,010	510,487
Eni SpA	21,771	325,494
FinecoBank Banca Fineco SpA	5,312	88,352
Hera SpA	6,110	25,247
Infrastrutture Wireless Italiane SpA (c)	2,824	30,279
Interpump Group SpA	693	42,314
Intesa Sanpaolo SpA	143,142	421,247
Italgas SpA	4,264	28,110
Leonardo SpA (b)	3,444	24,693
Mediobanca Banca di Credito Finanziario SpA	5,976	67,876
Moncler SpA	1,855	117,412
Nexi SpA (b) (c)	5,085	73,751
Pirelli & C SpA (c)	4,566	31,968
Poste Italiane SpA (c)	3,978	52,981
Prysmian SpA	2,224	74,282
Recordati Industria Chimica e Farmaceutica SpA	850	47,307
Reply SpA	195	32,444
Snam SpA	19,024	106,007
Telecom Italia SpA	92,700	43,344
Telecom Italia SpA - Savings Shares	52,538	23,314
Terna Rete Elettrica Nazionale SpA	12,120	94,632
UniCredit SpA	18,614	292,556
UnipolSai Assicurazioni SpA	4,340	12,589
		3,025,046
Luxembourg - 0.8%
ArcelorMittal	5,478	161,210
Aroundtown SA	10,422	63,882
EUROFINS SCIENTIFI (b)	988	98,531
InPost SA (b)	1,774	14,318
RTL Group SA	334	18,762
SUSE SA (b)	300	9,841
Tenaris SA - ADR	1,640	39,983
		406,527
Netherlands - 17.5%
Aalberts Industries NV	840	50,903
ABN AMRO Group NV (c)	3,609	57,688
Adyen NV (b) (c)	249	500,451
Aegon NV	15,334	86,048
Airbus SE (b)	4,712	593,526
Akzo Nobel NV	1,570	161,494
Argenx SE - ADR (b)	420	113,089
ASM International NV	410	139,105
ASML Holding NV	3,334	2,257,785
ASR Nederland NV	1,212	56,085
BE Semiconductor Industries NV	615	50,990
CNH Industrial NV	8,572	128,418
CTP NV (c)	527	10,687
Davide Campari-Milano NV	4,398	54,795
Euronext NV (c)	710	68,039
EXOR NV	906	75,137
Ferrari NV	1,066	242,991
Heineken Holding NV	926	80,884
Heineken NV	2,080	222,039
IMCD NV	496	84,810
ING Groep NV - ADR (a)	32,887	486,728
Iveco Group NV (b)	1,714	18,235
JDE Peet's NV	728	21,759
Just Eat Takeaway.com NV - ADR (a) (b)	7,074	70,033
Koninklijke Ahold Delhaize NV	8,403	271,456
Koninklijke DSM NV	1,430	266,763
Koninklijke KPN NV	28,823	94,779
Koninklijke Philips NV	7,811	257,860
Koninklijke Vopak NV	582	19,923
NN Group NV	2,718	151,394
Prosus NV	7,601	627,126
QIAGEN NV (b)	1,927	94,713
Randstad Holding NV	964	62,337
Signify NV (c)	1,107	58,278
Stellantis NV	8,994	171,469
Stellantis NV	8,269	157,629
STMicroelectronics NV	5,292	245,183
Universal Music Group NV	6,337	155,342
Wolters Kluwer NV	2,259	229,016
		8,494,987
Portugal - 0.5%
EDP - Energias de Portugal SA	24,506	124,964
Galp Energia SGPS SA	4,482	49,235
Jeronimo Martins SGPS SA	2,128	51,065
		225,264
Spain - 7.2%
Acciona SA	182	31,549
ACS Actividades de Construccion y Servicios SA	1,949	48,806
Aena SME SA (b) (c)	615	98,905
Amadeus IT Holding SA (b)	3,710	252,329
Banco Bilbao Vizcaya Argentaria SA - ADR	56,124	358,071
Banco Santander SA - ADR	150,762	530,682
Bankinter SA	5,970	34,809
CaixaBank SA	38,424	122,854
Cellnex Telecom SA (c)	5,241	237,285
Corp ACCIONA Energias Renovables SA (b)	400	12,174
EDP Renovaveis SA	2,110	44,138
Enagas SA	2,173	46,872
Endesa SA	2,766	61,667
Ferrovial SA	4,310	118,969
Fluidra SA	878	27,718
Grifols SA	2,880	50,507
Iberdrola SA	50,868	580,617
Industria de Diseno Textil SA	9,154	274,994
Mapfre SA	8,602	18,569
Naturgy Energy Group SA	2,624	82,925
Red Electrica Corp. SA	3,758	75,614
Repsol SA	11,200	141,453
Siemens Gamesa Renewable Energy SA (b)	1,956	41,961
Telefonica SA	44,421	206,031
		3,499,499
United Kingdom - 0.1%
TechnipFMC PLC (b)	3,996	25,750
TOTAL COMMON STOCKS (Cost $41,483,202)		46,959,210

PREFERRED STOCKS - 1.5%
Germany - 1.5%
Bayerische Motoren Werke AG	496	42,405
FUCHS PETROLUB SE	612	26,347
Henkel AG & Co. KGaA	1,526	124,224
Porsche Automobil Holding SE	1,346	124,602
Sartorius AG	208	111,253
Volkswagen AG	1,540	317,162
		745,993
TOTAL PREFERRED STOCKS (Cost $679,796)		745,993

REAL ESTATE INVESTMENT TRUSTS - 0.7%
Belgium - 0.1%
Warehouses De Pauw CVA	1,227	52,547
France - 0.5%
Covivio	440	36,530
Gecina SA	453	61,121
ICADE	287	20,587
Klepierre	1,641	43,250
Unibail-Rodamco-Westfield (b)	884	66,828
		228,316
Spain - 0.1%
Inmobiliaria Colonial Socimi SA	2,832	24,944
Merlin Properties Socimi SA	2,890	32,565
		57,509
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $294,985)		338,372

	Principal Amount
SHORT-TERM INVESTMENTS - 0.1%
Money Market Deposit Accounts - 0.1%
U.S. Bank Money Market Deposit Account, 0.003% (e)	$66,786	66,786
TOTAL SHORT-TERM INVESTMENTS (Cost $66,786)		66,786

	Shares
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 6.3%
Mount Vernon Liquid Assets Portfolio, LLC, 0.12% (e)	3,034,838	3,034,838
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $3,034,838)		3,034,838

Total Investments (Cost $45,559,607) - 105.5%		51,145,199
Liabilities in Excess of Other Assets - (5.5)%		(2,654,521)
TOTAL NET ASSETS - 100.0%		$48,490,678

Percentages are stated as a percent of net assets.
ADR	American Depositary Receipt
(a)	All or a portion of this security is on loan as of January 31, 2022. The total value of securities on loan is $2,994,429 or 6.2% of net assets.
(b)	Non-income producing security.
(c)
Security exempt from registration under Rule 144(a) and Regulation S of the Securities Act of 1933.  Such securities are treated as liquid securities according to the Fund's liquidity guidelines. The values of those securities total $2,008,192, which represents 4.1% of total net assets.

(d)	As of January 31, 2022, the Fund has fair valued this security. This security is deemed illiquid according to the Fund's liquidity guidelines. Value determined using significant unobservable inputs.
(e)	The rate shown is as of January 31, 2022.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

Summary of Fair Value Disclosure at January 31, 2022 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The financial statements have been prepared in conformity with accounting principals generally accepted in the United States of America (“GAAP”). The Funds are investment companies that follow the accounting and reporting guidelines of Accounting Standards Codification Topic 946 applicable to investment companies.

Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, except for securities listed on Nasdaq Global Market (“Nasdaq”). If, on a particular day, there is no such reported sale, then the most recent quoted bid price will be used. For securities traded on Nasdaq, the Nasdaq Official Closing Price (“NOCP”) will be used. If a Fund holds foreign shares of a security for which there is no reported volume, and there is an actively trading local version of the security, the last quoted sale price of the local security shall be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate.

Investments in other open-end investment companies, including money market funds, are valued at the investment company’s net asset value per share, with the exception of exchange-traded open-end investment companies, which are priced as equity securities described above.

Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board of Trustees. The independent pricing services may employ methodologies that utilize market transactions (if the security is actively traded), broker-dealer supplied valuations, or matrix pricing. Short-term securities that have maturities of less than 60 days, at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates market value.

Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the twenty, sixty, ninety, and one-hundred eighty day forward rates provided by an independent source.

Futures contracts are valued at the Settlement Price on the exchange on which they are principally traded.

Options on securities that are listed on an exchange shall be valued at the sale price on such exchange (or any other exchange on which such options are listed) having the trade closest to the close of the New York Stock Exchange (“NYSE”) on the day of valuation or, if there was no sale on any of the applicable options exchanges on such day, at the mean between the highest bid and lowest ask price on any of such exchanges on such day closest to the close of the NYSE on such day. On the last trading day prior to expiration, expiring options may be priced at intrinsic value.

Units of Mount Vernon Liquid Assets Portfolio are not traded on an exchange and are valued at the investment company’s NAV per share as provided by its administrator.

Deposit accounts are valued at acquisition cost, which approximates fair value.

Any securities for which there are no readily available market quotations and other assets will be valued at their fair value as determined in good faith by the Fair Value Pricing Committee using the Fair Value Procedures approved by the Board of Trustees (the “Board”).

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2022:

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$ 46,880,241	$ -	$ 78,969	$ -	$ 46,959,210
Preferred Stocks	745,993	-	-	-	745,993
Real Estate Investment Trusts	338,372	-	-	-	338,372
Short-Term Investments	66,786	-	-	-	66,786
Investments Purchased with Proceeds from Securities Lending	-	-	-	3,034,838	3,034,838
Total Investments in Securities	$ 48,031,392	$ -	$ 78,969	$ 3,034,838	$ 51,145,199
^ See Schedule of Investments for country breakouts.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:
	Balance as of 04/30/2021	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of 01/31/2022
Common Stocks	$7,265	$-	$(476)	$-	$-	$-	$-	$6,789
Common Stocks	$-	-	-	-	-	72,180	-	72,180

The following is a summary of quantitative information about Level 3 Fair Value Measurements:
	Fair Value as of 01/31/2022	Valuation Techniques	Unobservable Input	Impact to valuation from an increase to input*
Common Stocks	$6,789	Last Trade Price	Stale Data	4.80 EUR
Common Stocks	$72,180	Last Trade Price	Stale Data	19.83 EUR

*Table presents information for two security, FF Group has been valued at 4.80 EUR per share throughout the period, while Suez SA has been valued between 19.6750-19.8800 EUR per share throughout the period.

For the period ended January 31, 2022, the Fund did not recognize any transfers to or from Level 3.